Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended	132 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000014848_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® California Municipal Income Fund
C000014848_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000014848_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,963
C000014848_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,228
C000014848_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,625
C000014848_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,653
C000014848_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,674
C000014848_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,596
C000014848_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,014
C000014848_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,620
C000014848_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,031
C000014848_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,714
C000014848_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014848_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014848_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,003
C000014848_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,267
C000014848_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,667
C000014848_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,709
C000014848_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,780
C000014848_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,692
C000014848_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,137
C000014848_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,749
C000014848_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,056
C000014848_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,676
C000014848_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000014848_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014848_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,025
C000014848_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,276
C000014848_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,701
C000014848_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,713
C000014848_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,837
C000014848_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,759
C000014848_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,159
C000014848_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,764
C000014848_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,112
C000014848_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,713
C000205052_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205052_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205052_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,293
C000205052_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,290
C000205052_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,314
C000205052_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,242
C000205052_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,683
C000205052_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,264
C000205052_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,675
C000205052_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,341
C000205052_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000205052_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205052_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,266
C000205052_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,269
C000205052_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,337
C000205052_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,252
C000205052_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,718
C000205052_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,307
C000205052_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,602
C000205052_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,199
C000205052_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000205052_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205052_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,299
C000205052_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,273
C000205052_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,393
C000205052_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,318
C000205052_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,741
C000205052_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,323
C000205052_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,658
C000205052_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,236
C000014915_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014915_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000014915_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,529
C000014915_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,754
C000014915_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,102
C000014915_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,043
C000014915_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,035
C000014915_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,935
C000014915_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,365
C000014915_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,898
C000014915_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,266
C000014915_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,876
C000014915_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014915_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014915_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,003
C000014915_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,267
C000014915_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,667
C000014915_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,709
C000014915_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,780
C000014915_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,692
C000014915_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,137
C000014915_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,749
C000014915_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,056
C000014915_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,676
C000014915_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000014915_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014915_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,025
C000014915_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,276
C000014915_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,701
C000014915_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,713
C000014915_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,837
C000014915_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,759
C000014915_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,159
C000014915_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,764
C000014915_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,112
C000014915_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,713
C000014916_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014916_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014916_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,954
C000014916_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,210
C000014916_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,596
C000014916_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,609
C000014916_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,620
C000014916_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,532
C000014916_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,946
C000014916_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,527
C000014916_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,933
C000014916_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,598
C000014916_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014916_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014916_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,003
C000014916_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,267
C000014916_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,667
C000014916_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,709
C000014916_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,780
C000014916_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,692
C000014916_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,137
C000014916_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,749
C000014916_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,056
C000014916_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,676
C000014916_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000014916_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014916_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,025
C000014916_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,276
C000014916_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,701
C000014916_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,713
C000014916_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,837
C000014916_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,759
C000014916_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,159
C000014916_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,764
C000014916_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,112
C000014916_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,713
C000014914_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014914_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014914_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,854
C000014914_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,006
C000014914_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,282
C000014914_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,156
C000014914_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,056
C000014914_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,864
C000014914_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,209
C000014914_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,649
C000014914_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,999
C000014914_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,584
C000014914_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014914_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014914_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,003
C000014914_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,267
C000014914_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,667
C000014914_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,709
C000014914_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,780
C000014914_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,692
C000014914_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,137
C000014914_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,749
C000014914_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,056
C000014914_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,676
C000014914_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000014914_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014914_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,025
C000014914_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,276
C000014914_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,701
C000014914_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,713
C000014914_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,837
C000014914_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,759
C000014914_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,159
C000014914_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,764
C000014914_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,112
C000014914_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,713
C000014912_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014912_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000014912_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,532
C000014912_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,753
C000014912_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,097
C000014912_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,036
C000014912_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,020
C000014912_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000014912_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,329
C000014912_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,852
C000014912_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,209
C000014912_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,805
C000014912_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg California 4+ Year Enhanced Municipal Linked Index
C000014912_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014912_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,003
C000014912_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,267
C000014912_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,667
C000014912_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,709
C000014912_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,780
C000014912_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,692
C000014912_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,137
C000014912_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,749
C000014912_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,056
C000014912_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,676
C000014912_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000014912_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014912_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,025
C000014912_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,276
C000014912_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,701
C000014912_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,713
C000014912_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,837
C000014912_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,759
C000014912_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,159
C000014912_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,764
C000014912_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,112
C000014912_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,713
C000014849_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® California Limited Term Tax-Free Bond Fund
C000014849_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014849_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,973
C000014849_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,037
C000014849_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,301
C000014849_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,765
C000014849_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,883
C000014849_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,702
C000014849_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,460
C000014849_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,835
C000014849_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,152
C000014849_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,688
C000014849_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index
C000014849_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014849_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,001
C000014849_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,054
C000014849_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,325
C000014849_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,750
C000014849_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,899
C000014849_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,723
C000014849_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,552
C000014849_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,940
C000014849_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,252
C000014849_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,801
C000014849_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000014849_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014849_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,025
C000014849_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,276
C000014849_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,701
C000014849_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,713
C000014849_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,837
C000014849_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,759
C000014849_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,159
C000014849_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,764
C000014849_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,112
C000014849_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,713